Fair value measurement - Maturity of financial liabilities (Details) - USD ($) $ in Millions	Jan. 20, 2022	Dec. 31, 2021	Dec. 31, 2020
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value		$ 20,858	$ 21,526
Contractual maturities		22,100	22,670
Redemption of notes	$ 1,725
Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value		6,127	6,383
Contractual maturities		7,334	7,380
Redemption of notes	$ 1,725
Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value		347	445
Contractual maturities		382	505
Operational borrowings (excluding lease liabilities)
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value		514	501
Contractual maturities		514	501
Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value		223	271
Contractual maturities		223	271
Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value		7,983	8,445
Contractual maturities		7,983	8,532
Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value		5,664	5,481
Contractual maturities		5,664	5,481
Within one year
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		14,355	13,349
Within one year | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		1,872	119
Within one year | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		110	132
Within one year | Operational borrowings (excluding lease liabilities)
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		514	501
Within one year | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		223	271
Within one year | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		5,972	6,845
Within one year | Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		5,664	5,481
1 to 5 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		1,469	1,647
1 to 5 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		1,253	1,179
1 to 5 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		216	285
1 to 5 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities			183
5 to 10 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		1,862	1,794
5 to 10 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		1,817	1,726
5 to 10 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		45	68
10 to 15 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		1,653	651
10 to 15 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		1,642	631
10 to 15 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		11	20
No stated maturity
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		2,761	5,229
No stated maturity | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		750	3,725
No stated maturity | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		$ 2,011	1,504
Discontinued US operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value			18,802
Contractual maturities			19,669
Discontinued US operations | Within one year
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities			7,676
Discontinued US operations | 1 to 5 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities			4,790
Discontinued US operations | 5 to 10 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities			2,563
Discontinued US operations | 10 to 15 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities			1,056
Discontinued US operations | Over 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities			1
Discontinued US operations | No stated maturity
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities			3,583
Continuing and discontinued operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value			40,328
Contractual maturities			42,339
Continuing and discontinued operations | Within one year
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities			21,025
Continuing and discontinued operations | 1 to 5 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities			6,437
Continuing and discontinued operations | 5 to 10 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities			4,357
Continuing and discontinued operations | 10 to 15 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities			1,707
Continuing and discontinued operations | Over 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities			1
Continuing and discontinued operations | No stated maturity
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities			$ 8,812